Warrant derivative liability (Tables)	12 Months Ended
Dec. 31, 2019
Warrant derivative liability [Abstract]
Change in Fair Value of Derivative Liabilities
The following schedule shows the change in fair value of the derivative liabilities as at December 31, 2019.

Dollars in thousands	Warrant liability
Assumption of warrants in May Acquisitions	$2,130
Change in fair value of warrant derivative liability	90
Balance as of December 31, 2019	$2,220

Warrant Liability Fair Value Measurement Inputs and Valuation Techniques
	May 6, 2019	December 31, 2019
Warrant liability
Stock price	$6.00	$2.70
Exercise price	$3.90	$1.62
Expected remaining term (in years)	1.60 – 1.68	0.95 – 1.02
Volatility	64%	69%
Risk-free interest rate	2.39%	1.60%